Related Party Information - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EXOR N.V | Subsequent Event
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	42.10%
IVECO-OTO MELARA Societa Consortile
Related Party Transaction [Line Items]
Pledged guarantees on commitments		$ 160	$ 255
CNH Industrial Capital Europe S.A.S.
Related Party Transaction [Line Items]
Pledged guarantees on commitments		$ 261